Net Income Per Limited Partner Unit (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Income (loss) from continuing operations	$ 1,383	$ 531	$ 345
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest	1,070	221	149
Income from continuing operations, net of noncontrolling interest	313	310	196
General Partner’s interest in income from continuing operations	1	1	1
Income from continuing operations available to Limited Partners	312	309	195
Weighted average Limited Partner units	266,722,030	222,968,261	222,941,156
Basic	1.17	1.39	0.87
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share	$ (0.04)	$ 0.00	$ (0.01)
Dilutive effect of equity-based compensation of subsidiaries	(1)	(1)	0
Diluted net income (loss) available to Limited Partners	311	308	195
Weighted average Limited Partner units	266,722,030	222,968,261	222,941,156
Diluted	1.17	1.38	0.87
Preferred units liquidation preference	$ 300
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share	$ (0.04)	$ 0.00	$ (0.01)